Consolidated Statements Of Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Convertible Preferred Stock [Member] CNY (¥)	Common Stock [Member] CNY (¥) shares	Common Stock [Member] USD ($) shares	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Accumulated deficits [Member] CNY (¥)	Accumulated deficits [Member] USD ($)	Accumulated deficits [Member] Convertible Preferred Stock [Member] CNY (¥)	Accumulated other comprehensive (loss) income [Member] CNY (¥)	Accumulated other comprehensive (loss) income [Member] USD ($)	Treasury stock [Member] CNY (¥)	Treasury stock [Member] USD ($)
Beginning balance at Dec. 31, 2019	¥ (891,494)			¥ 31		¥ 45,640		¥ (946,464)			¥ 9,299
Beginning balance, (in shares) at Dec. 31, 2019 | shares				25,031,575	25,031,575
Net loss	(407,235)							(407,235)
Other comprehensive income	(176,888)										(176,888)
Issuance of Class A ordinary shares	1,842,193			¥ 24		1,842,169
Issuance of Class A ordinary shares,(in shares) | shares				17,040,151	17,040,151
Repurchase of convertible preferred shares			¥ 227							¥ 227
Accretion of convertible preferred shares	64,688		¥ (64,688)							¥ (64,688)
Receipt of consideration for issued ordinary shares	701					701
Exercise of options (note 13)	¥ 1			¥ 1
Exercise of options (note 13) (in shares) | shares	233,440	233,440		233,440	233,440
Share-based compensation (note 13)	¥ 173,220					173,220
Conversion of all outstanding convertible preferred shares to Class A and Class B ordinary shares	1,877,705			¥ 80		1,877,625
Conversion of all outstanding convertible preferred shares to Class A and Class B ordinary shares, (in shares) | shares				61,732,808	61,732,808
Issuance of Class A ordinary shares in connection with Employee Share Incentive Program	67,262			¥ 1		67,261
Issuance of Class A ordinary shares in connection with Employee Share Incentive Program, (in shares) | shares				743,955	743,955
Ending balance, (in shares) at Dec. 31, 2020 | shares				104,781,929	104,781,929
Ending balance at Dec. 31, 2020	2,421,004			¥ 137		4,006,616		(1,418,160)			(167,589)		¥ 0
Net loss	(796,697)			0		0		(796,697)			0		0
Other comprehensive income	(39,480)			0		0		0			(39,480)		0
Accretion of convertible preferred shares	0
Exercise of options (note 13)	¥ 0			¥ 0		(4,270)		0			0		4,270
Exercise of options (note 13) (in shares) | shares	425,407	425,407		425,407	425,407
Share-based compensation (note 13)	¥ 282,433			¥ 0		282,433		0			0		0
Adoption of ASC 326	(13,856)							(13,856)
Purchase of treasury stock (note 14)	(4,270)												(4,270)
Purchase of treasury stock (note 14) (in shares) | shares				(61,026)	(61,026)
Issuance of restricted shares (note 13) | shares				2,424	2,424
Refund for prepaid subscription for forfeited restricted shares	(3,823)					(3,823)
Refund for prepaid subscription for forfeited restricted shares (in shares) | shares				(39,885)	(39,885)
Ending balance, (in shares) at Dec. 31, 2021 | shares				105,108,849	105,108,849
Ending balance at Dec. 31, 2021	1,845,311			¥ 137		4,280,956		(2,228,713)			(207,069)		0
Net loss	(971,233)	$ (140,815)						(971,233)
Other comprehensive income	41,347										41,347
Accretion of convertible preferred shares	0	$ 0
Exercise of options (note 13)	¥ 1			¥ 1		(3,258)							3,258
Exercise of options (note 13) (in shares) | shares	746,042	746,042		746,042	746,042
Share-based compensation (note 13)	¥ 326,784					326,784
Purchase of treasury stock (note 14)	(71,834)					(9,657)							(62,177)
Purchase of treasury stock (note 14) (in shares) | shares				(3,187,025)	(3,187,025)
Issuance of restricted shares (note 13) | shares				2,425	2,425
Refund for prepaid subscription for forfeited restricted shares	(12,035)					(12,035)
Refund for prepaid subscription for forfeited restricted shares (in shares) | shares				(26,847)	(26,847)
Ending balance, (in shares) at Dec. 31, 2022 | shares				102,643,444	102,643,444
Ending balance at Dec. 31, 2022	¥ 1,158,341	$ 167,944		¥ 138	$ 20	¥ 4,582,790	$ 664,442	¥ (3,199,946)	$ (463,949)		¥ (165,722)	$ (24,027)	¥ (58,919)	$ (8,542)